Redeemable Preferred Units (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 25, 2010
Preferrred Units Issued Stated Price			$ 100
Proceeds from Issuance of Preferred Stock and Preference Stock			$ 300
Preferred Stock Redemption Premium			40
Gain Recognized from Conversion of Series A Preferred Units			$ 26
Conversion of Stock, Amount Converted				$ (41)
ETE Preferred Units [Member]
Preferred units, issued						3,000,000
Aggregate liquidation preference						$ 300
Quarterly cash distribution, per preferred unit		$ 2.0
Preferred units outstanding			3,000,000
Preferred units carrying value non-cash adjustment			$ 9	$ 8
Regency Preferred Units [Member]
Preferred units outstanding			1,900,000	1,900,000	4,371,586
Subsidiary preferred unit mandatory redemption date			9/2/2029
Mandatory redeemable price of units outstanding			$ 33	$ 32	$ 73
Conversion of Stock, Shares Converted				(2,459,017)
Conversion of Stock, Amount Converted	[1]			$ (41)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			2,064,805
Regency Mandatorily Redeemable Amount At Expiration [Member]
Mandatory redeemable price of units outstanding			$ 35

[1]	(1) This amount will be accreted to $35 million plus any accrued but unpaid distributions and interest by deducting amounts from partners’ capital over the remaining periods until the mandatory redemption date of September 2, 2029. Accretion during 2013 was immaterial.